SCHEDULE OF LONG TERM LOAN (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Borrowings [abstract]
Balance, opening	$ 135,971	$ 192,651
Repayments	(34,199)	(46,561)
Interest expense, accrued	2,658	4,977
Translation difference	(11,602)	(15,096)
Balance, ending	92,828	135,971
Long term loan – current portion	44,635	47,740
Long term loan	$ 48,193	$ 88,231